Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Schedule of Supplemental Balance sheet Information related to Leases
The following table summarizes supplemental balance sheet information related to leases as of December 31, 2023 and December 31, 2022 (in thousands):

	December 31, 2023	December 31, 2022
Assets:
Operating lease right-of-use assets	$53	$111

Total right-of-use assets	53	111

Liabilities
Operating lease liabilities, current	60	60
Operating lease liabilities, non-current	—	60

Total operating lease liabilities	$60	$120

Schedule of Future Minimum Rental Payments for Operating Leases
As of December 31, 2023, the future minimum annual lease payments under the existing operating leases were as follows (in thousands, except for weighted-average remaining lease term and weighted-average discount rate):

2024	62

Total remaining lease payments	62
Less: imputed interest	(2)

Total operating lease liabilities	60
Less: current portion	(60)

Long-term operating lease liabilities	$—

Weighted-average remaining lease term ( in years )	0.83
Weighted-average discount rate	8%